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                        NATIONS OUTLOOK VARIABLE ANNUITY
                            SEPARATE ACCOUNT SEVEN
                       HARTFORD LIFE INSURANCE COMPANY

                  SUPPLEMENT DATED NOVEMBER 8, 2001 TO THE
          PROSPECTUS DATED MAY 1, 2001 REVISED AS OF OCTOBER 1, 2001

Effective January 1, 2002, Banc of America Capital Management, Inc. (BACAP) will replace Chicago Equity Partners LLC as investment sub-adviser to the Nations Asset Allocation Portfolio.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-40414
HV-3342